Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2025
Accumulated other comprehensive income [abstract]
Schedule of accumulated other comprehensive income

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2025	2024	2025	2024	2025	2024
	$	$	$	$	$	$
Balance - Beginning of fiscal year	(4,234)	(2,932)	189	(125)	(4,045)	(3,057)

Foreign currency differences on translation of foreign operations	(732)	(1,302)	—	—	(732)	(1,302)
Change in net unrealized gain (loss) on cash flow hedging instruments	—	—	(2,753)	382	(2,753)	382
Deferred income tax recovery (expense)	—	—	68	(68)	68	(68)

Balance - End of fiscal year	(4,966)	(4,234)	(2,496)	189	(7,462)	(4,045)